Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Positions in Derivative Instruments

The following table sets forth our positions in derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
		Fair value			Fair value
(Amounts in millions)	Balance sheet classification	March 31, 2013	December 31, 2012	Balance sheet classification	March 31, 2013	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$315	$414	Other liabilities	$50	$27
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	95	105
Foreign currency swaps	Other invested assets	9	3	Other liabilities	8	1
Forward bond purchase commitments	Other invested assets	39	53	Other liabilities	—	—

Total cash flow hedges		363	470		153	133

Fair value hedges:
Interest rate swaps	Other invested assets	4	12	Other liabilities	—	—
Foreign currency swaps	Other invested assets	—	31	Other liabilities	—	—

Total fair value hedges		4	43		—	—

Total derivatives designated as hedges		367	513		153	133

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	545	603	Other liabilities	222	280
Interest rate swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	23	27
Credit default swaps	Other invested assets	7	8	Other liabilities	1	1
Credit default swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	97	104
Equity index options	Other invested assets	17	25	Other liabilities	1	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	1	—	Other liabilities	—	8
GMWB embedded derivatives	Reinsurance recoverable (1)	6	10	Policyholder account balances (2)	272	350
Fixed index annuity embedded derivatives	Other assets (3)	—	—	Policyholder account balances (3)	34	27

Total derivatives not designated as hedges		576	646		650	797

Total derivatives		$943	$1,159		$803	$930

(1)	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits (“GMWB”) liabilities.
(2)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(3)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

The following table sets forth our positions in derivative instruments as of December 31:

	Derivative assets			Derivative liabilities
(Amounts in millions)	Balance sheet classification	Fair value		Balance sheet classification	Fair value
		2012	2011		2012	2011
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$414	$602	Other liabilities	$27	$1
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	105	43
Foreign currency swaps	Other invested assets	3	—	Other liabilities	1	—
Forward bond purchase commitments	Other invested assets	53	47	Other liabilities	—	—

Total cash flow hedges		470	649		133	44

Fair value hedges:
Interest rate swaps	Other invested assets	12	43	Other liabilities	—	1
Foreign currency swaps	Other invested assets	31	32	Other liabilities	—	—

Total fair value hedges		43	75		—	1

Total derivatives designated as hedges		513	724		133	45

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	603	705	Other liabilities	280	374
Interest rate swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	27	28
Credit default swaps	Other invested assets	8	1	Other liabilities	1	59
Credit default swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	104	177
Equity index options	Other invested assets	25	39	Other liabilities	—	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	—	7	Other liabilities	8	4
Other foreign currency contracts	Other invested assets	—	9	Other liabilities	—	11
Reinsurance embedded derivatives (2)	Other assets	—	29	Other liabilities	—	—
GMWB embedded derivatives	Reinsurance recoverable(3)	10	16	Policyholder account balances (4)	350	492
Fixed index annuity embedded derivatives	Other assets (5)	—	—	Policyholder account balances (5)	27	4

Total derivatives not designated as hedges		646	806		797	1,149

Total derivatives		$1,159	$1,530		$930	$1,194

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents embedded derivatives associated with certain reinsurance agreements.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(5)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

Activity Associated with Derivative Instruments

The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$10,146	$6,949	$(4,807)	$12,288
Inflation indexed swaps	Notional	554	—	(1)	553
Foreign currency swaps	Notional	183	102	—	285
Forward bond purchase commitments	Notional	456	—	—	456

Total cash flow hedges		11,339	7,051	(4,808)	13,582

Fair value hedges:
Interest rate swaps	Notional	723	—	—	723
Foreign currency swaps	Notional	85	—	(85)	—

Total fair value hedges		808	—	(85)	723

Total derivatives designated as hedges		12,147	7,051	(4,893)	14,305

Derivatives not designated as hedges
Interest rate swaps	Notional	6,331	252	(969)	5,614
Interest rate swaps related to securitization entities	Notional	104	—	—	104
Credit default swaps	Notional	932	68	(227)	773
Credit default swaps related to securitization entities	Notional	312	—	—	312
Equity index options	Notional	936	151	(104)	983
Financial futures	Notional	1,692	1,427	(1,692)	1,427
Equity return swaps	Notional	186	20	—	206
Other foreign currency contracts	Notional	—	14	—	14

Total derivatives not designated as hedges		10,493	1,932	(2,992)	9,433

Total derivatives		$22,640	$8,983	$(7,885)	$23,738

(Number of policies)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	45,027	—	(732)	44,295
Fixed index annuity embedded derivatives	Policies	2,013	392	(18)	2,387

The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2011	Additions	Maturities/ terminations	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$12,399	$—	$(2,253)	$10,146
Inflation indexed swaps	Notional	544	10	—	554
Foreign currency swaps	Notional	—	259	(76)	183
Forward bond purchase commitments	Notional	504	—	(48)	456

Total cash flow hedges		13,447	269	(2,377)	11,339

Fair value hedges:
Interest rate swaps	Notional	1,039	—	(316)	723
Foreign currency swaps	Notional	85	—	—	85

Total fair value hedges		1,124	—	(316)	808

Total derivatives designated as hedges		14,571	269	(2,693)	12,147

Derivatives not designated as hedges
Interest rate swaps	Notional	7,200	2,773	(3,642)	6,331
Interest rate swaps related to securitization entities (1)	Notional	117	—	(13)	104
Credit default swaps	Notional	1,110	100	(278)	932
Credit default swaps related to securitization entities (1)	Notional	314	—	(2)	312
Equity index options	Notional	522	1,652	(1,238)	936
Financial futures	Notional	2,924	5,746	(6,978)	1,692
Equity return swaps	Notional	326	202	(342)	186
Other foreign currency contracts	Notional	779	358	(1,137)	—
Reinsurance embedded derivatives	Notional	228	53	(281)	—

Total derivatives not designated as hedges		13,520	10,884	(13,911)	10,493

Total derivatives		$28,091	$11,153	$(16,604)	$22,640

(1)	See note 18 for additional information related to consolidated securitization entities.

(Number of policies)	Measurement	December 31, 2011	Additions	Maturities/ terminations	December 31, 2012
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	47,714	—	(2,687)	45,027
Fixed index annuity embedded derivatives	Policies	433	1,610	(30)	2,013

Schedule of Pre-Tax Income (Loss) Effects of Cash Flow Hedges

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2013:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(153)	$9	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	1	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(14)	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	9	3	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)

Total	$(157)	$13		$(3)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(421)	$9	Net investment income	$(16)	Net investment gains (losses)
Interest rate swaps hedging assets	—	1	Net investment gains (losses)	—	Net investment gains (losses)
Inflation indexed swaps	(31)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(48)	—	Net investment income	—	Net investment gains (losses)

Total	$(499)	$10		$(16)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (1)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$(74)	$40	Net investment income	$(12)	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	2	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	14	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	(58)	(9)	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	3	—	Interest expense	—	Net investment gains (losses)

Total	$(115)	$35		$(12)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (1)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$1,642	$27	Net investment income	$49	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	2	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	47	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	(10)	(25)	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	4	(5)	Interest expense	—	Net investment gains (losses)

Total	$1,683	$1		$49

(1)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI (1)	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (2)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$206	$15	Net investment income	$3	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(3)	2	Interest expense	—	Net investment gains (losses)
Inflation indexed swaps	(12)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	13	(6)	Interest expense	—	Net investment gains (losses)

Total	$204	$13		$3

(1)

Amounts included $2 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).

(2)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Derivatives qualifying as effective accounting hedges as of January 1	$1,909	$2,009
Current period increases (decreases) in fair value, net of deferred taxes of $55 and $177	(102)	(322)
Reclassification to net (income), net of deferred taxes of $5 and $3	(8)	(7)

Derivatives qualifying as effective accounting hedges as of March 31	$1,799	$1,680

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Derivatives qualifying as effective accounting hedges as of January 1	$2,009	$924	$802
Current period increases (decreases) in fair value, net of deferred taxes of $38, $(597) and $(73)	(77)	1,086	131
Reclassification to net (income) loss, net of deferred taxes of $12, $—and $4	(23)	(1)	(9)

Derivatives qualifying as effective accounting hedges as of December 31	$1,909	$2,009	$924

Schedule of Pre-Tax Income (Loss) Effects of Fair Value Hedges and Related Hedged Items

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2013:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging liabilities	$(8)	Net investment gains (losses)	$8	Interest credited	$8	Net investment gains (losses)
Foreign currency swaps	(31)	Net investment gains (losses)	—	Interest credited	31	Net investment gains (losses)

Total	$(39)		$8		$39

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging assets	$—	Net investment gains (losses)	$(1)	Net investment income	$—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(9)	Net investment gains (losses)	11	Interest credited	9	Net investment gains (losses)
Foreign currency swaps	3	Net investment gains (losses)	1	Interest credited	(4)	Net investment gains (losses)

Total	$(6)		$11		$5

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$1	Net investment gains (losses)	$(4)	Net investment income	$(1)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(30)	Net investment gains (losses)	38	Interest credited	30	Net investment gains (losses)
Foreign currency swaps	(1)	Net investment gains (losses)	2	Interest credited	—	Net investment gains (losses)

Total	$(30)		$36		$29

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(9)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(52)	Net investment gains (losses)	66	Interest credited	52	Net investment gains (losses)
Foreign currency swaps	(3)	Net investment gains (losses)	3	Interest credited	3	Net investment gains (losses)

Total	$(52)		$60		$52

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(12)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(32)	Net investment gains (losses)	96	Interest credited	32	Net investment gains (losses)
Foreign currency swaps	12	Net investment gains (losses)	3	Interest credited	(12)	Net investment gains (losses)

Total	$(17)		$87		$17

Schedule of Pre-Tax Gain (Loss) Recognized in Net Income (Loss) for Effects of Derivatives Not Designated as Hedges

The following table provides the pre-tax gain (loss) recognized in net income for the effects of derivatives not designated as hedges for the periods indicated:

	Three months ended March 31,		Classification of gain (loss) recognized in net income
(Amounts in millions)	2013	2012
Interest rate swaps	$1	$1	Net investment gains (losses)
Interest rate swaps related to securitization entities	2	2	Net investment gains (losses)
Credit default swaps	4	41	Net investment gains (losses)
Credit default swaps related to securitization entities	8	31	Net investment gains (losses)
Equity index options	(16)	(35)	Net investment gains (losses)
Financial futures	(97)	(112)	Net investment gains (losses)
Equity return swaps	(10)	(25)	Net investment gains (losses)
Other foreign currency contracts	—	(17)	Net investment gains (losses)
Reinsurance embedded derivatives	—	(12)	Net investment gains (losses)
GMWB embedded derivatives	82	203	Net investment gains (losses)
Fixed index annuity embedded derivatives	(3)	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$(29)	$75

The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

(Amounts in millions)	2012	2011	2010	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps	$21	$11	$105	Net investment gains (losses)
Interest rate swaps related to securitization entities (1)	(4)	(16)	(11)	Net investment gains (losses)
Interest rate swaptions	—	—	53	Net investment gains (losses)
Credit default swaps	57	(45)	7	Net investment gains (losses)
Credit default swaps related to securitization entities (1)	76	(46)	(9)	Net investment gains (losses)
Equity index options	(58)	8	(75)	Net investment gains (losses)
Financial futures	(121)	175	(109)	Net investment gains (losses)
Equity return swaps	(37)	3	(11)	Net investment gains (losses)
Other foreign currency contracts	(19)	(16)	(11)	Net investment gains (losses)
Reinsurance embedded derivatives	3	29	1	Net investment gains (losses)
GMWB embedded derivatives	170	(316)	87	Net investment gains (losses)
Fixed index annuity embedded derivatives	(1)	1	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$87	$(212)	$25

(1)	See note 18 for additional information related to consolidated securitization entities.

Derivative Assets and Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	March 31, 2013
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,001	$—	$1,001	$(340)	$(615)	$9	$55
Liabilities Derivatives (2)	404	—	404	(340)	(79)	19	4

Net derivatives	$597	$—	$597	$—	$(536)	$(10)	$51

(1)	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2011
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,530	$—	$1,530	$(478)	$(1,023)	$39	$68
Liabilities Derivatives (2)	504	—	504	(478)	(28)	12	10

Net derivatives	$1,026	$—	$1,026	$—	$(995)	$27	$58

(1)	Included $45 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $11 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Schedule of Credit Default Swaps Where We Sell Protection on Single Name Reference Entities and Fair Values

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$—	$—	$—	$5	$—	$—
AA
Matures in less than one year	—	—	—	6	—	—
Matures after one year through five years	5	—	—	—	—	—
Matures after five years through ten years	—	—	—	5	—	—
A
Matures in less than one year	10	—	—	37	—	—
Matures after five years through ten years	10	—	—	10	1	—
BBB
Matures in less than one year	6	—	—	68	—	—
Matures after one year through five years	14	—	—	—	—	—
Matures after five years through ten years	10	—	—	24	—	—

Total credit default swaps on single name reference entities	$55	$—	$—	$155	$1	$—

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

	2012			2011
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$5	$—	$—	$—	$—	$—
Matures after one year through five years	—	—	—	5	—	—
AA
Matures in less than one year	6	—	—	—	—	—
Matures after one year through five years	—	—	—	6	—	—
Matures after five years through ten years	5	—	—	5	—	—
A
Matures in less than one year	37	—	—	—	—	—
Matures after one year through five years	—	—	—	37	—	—
Matures after five years through ten years	10	1	—	10	—	1
BBB
Matures in less than one year	68	—	—	—	—	—
Matures after one year through five years	—	—	—	68	1	—
Matures after five years through ten years	24	—	—	24	—	1

Total credit default swaps on single name reference entities	$155	$1	$—	$155	$1	$2

Schedule of Credit Default Swaps Where We Sell Protection on Credit Default Swap Index Tranches and Fair Values

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7% - 15% matures after one year through five years (1)	$100	$1	$—	$100	$—	$1
9% - 12% matures in less than one year (2)	50	—	—	50	—	—
9% - 12% matures after one year through five years (2)	250	2	—	250	2	—
10% - 15% matures after one year through five years (3)	250	4	—	250	4	—
15% - 30% matures after five years through ten years (4)	—	—	—	127	1	—

Total credit default swap index tranches	650	7	—	777	7	1

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (5)	12	—	4	12	—	5
Portion backing our interest maturing 2017 (6)	300	—	93	300	—	99

Total customized credit default swap index tranches related to securitization entities	312	—	97	312	—	104

Total credit default swaps on index tranches	$962	$7	$97	$1,089	$7	$105

(1)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% – 15%.
(2)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% – 12%.
(3)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% – 15%.
(4)	The current attachment/detachment as of December 31, 2012 was 14.8% – 30.3%.
(5)	Original notional value was $39 million.
(6)	Original notional value was $300 million.

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

	2012			2011
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7%—15% matures after one year through five years (1)	$100	$—	$1	$—	$—	$—
9%—12% matures in less than one year (2)	50	—	—	—	—	—
9%—12% matures after one year through five years (2)	250	2	—	300	—	27
10%—15% matures after one year through five years (3)	250	4	—	250	—	—
12%—22% matures after five years through ten years (4)	—	—	—	248	—	28
15%—30% matures after five years through ten years (5)	127	1	—	127	—	2

Total credit default swap index tranches	777	7	1	925	—	57

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (6)	12	—	5	14	—	7
Portion backing our interest maturing 2017 (7)	300	—	99	300	—	170

Total customized credit default swap index tranches related to securitization entities	312	—	104	314	—	177

Total credit default swaps on index tranches	$1,089	$7	$105	$1,239	$—	$234

(1)	The current attachment/detachment as of December 31, 2012 was 7%—15%.
(2)	The current attachment/detachment as of December 31, 2012 and 2011 was 9%—12%.
(3)	The current attachment/detachment as of December 31, 2012 and 2011 was 10%—15%.
(4)	The current attachment/detachment as of December 31, 2012 and 2011 was 12%—22%.
(5)	The current attachment/detachment as of December 31, 2012 and 2011 was 14.8%—30.3%.
(6)	Original notional value was $39 million.
(7)	Original notional value was $300 million.